As filed with the Securities and Exchange Commission on August 25, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21897

Manager Directed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 287-3101

Date of fiscal year end:  March 31, 2018

Date of reporting period:  June 30, 2017

Item 1. Schedules of Investments.

Pemberwick Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Par
	Value($)	Value($)
CORPORATE BONDS AND NOTES - 69.0%
Basic Materials - 0.0%
Praxair, Inc.
1.050%, 11/07/2017	$15,000	$14,979
1.250%, 11/07/2018	30,000	29,925
		44,904
Communications - 3.4%
AT&T, Inc.
1.400%, 12/01/2017	15,000	14,989
1.847%, 11/27/2018 (a)	2,000,000	2,018,130
Cisco Systems, Inc.
4.950%, 02/15/2019	25,000	26,309
2.125%, 03/01/2019	105,000	105,881
eBay, Inc.
1.350%, 07/15/2017	50,000	49,995
The Walt Disney Co.
5.875%, 12/15/2017	30,000	30,582
1.650%, 01/08/2019	17,000	17,042
1.245%, 05/30/2019 (a)	1,000,000	1,005,272
Verizon Communications, Inc.
1.763%, 06/17/2019 (a)	3,000,000	3,023,256
		6,291,456
Consumer, Cyclical - 2.1%
American Honda Finance Corp.
1.741%, 02/22/2019 (a)	500,000	505,903
Daimler Finance North America LLC
1.375%, 08/01/2017 (Acquired 07/24/2014, Cost $999,165) (e)	1,000,000	1,000,020
McDonald's Corp.
5.350%, 03/01/2018	10,000	10,250
PACCAR Financial Corp.
1.400%, 11/17/2017	30,000	29,998
1.300%, 05/10/2019	12,000	11,908
The Home Depot, Inc.
2.000%, 06/15/2019	30,000	30,219
Toyota Motor Credit Corp.
1.375%, 01/10/2018	30,000	30,019
2.000%, 10/24/2018	25,000	25,141
2.100%, 01/17/2019	68,000	68,436
2.125%, 07/18/2019	40,000	40,291
VF Corp.
5.950%, 11/01/2017	35,000	35,501

Volkswagen International Finance NV
1.600%, 11/20/2017 (Acquired 02/23/2015, Cost $2,001,487) (e)(f)	2,000,000	1,999,162
Wal-Mart Stores, Inc.
1.125%, 04/11/2018	40,000	39,922
3.250%, 10/25/2020	30,000	31,255
		3,858,025
Consumer, Non-cyclical - 3.7%
AbbVie, Inc.
1.800%, 05/14/2018	2,000,000	2,002,966
AstraZeneca PLC
5.900%, 09/15/2017 (f)	2,000,000	2,016,926
Danaher Corp.
2.400%, 09/15/2020	25,000	25,330
Diageo Capital PLC
5.750%, 10/23/2017 (f)	2,000,000	2,025,830
GlaxoSmithKline Capital, Inc.
5.650%, 05/15/2018	15,000	15,526
Johnson & Johnson
1.125%, 03/01/2019	30,000	29,851
Merck & Co., Inc.
1.100%, 01/31/2018	488,000	487,582
1.850%, 02/10/2020	14,000	14,031
PepsiCo, Inc.
1.000%, 10/13/2017	30,000	29,969
1.500%, 02/22/2019	15,000	14,982
2.150%, 10/14/2020	60,000	60,406
The Coca-Cola Co.
1.650%, 03/14/2018	30,000	30,058
1.375%, 05/30/2019	20,000	19,931
The Procter & Gamble Co.
1.700%, 11/03/2021	60,000	59,246
		6,832,634
Energy - 0.3%
Chevron Corp.
1.104%, 12/05/2017	15,000	14,985
1.365%, 03/02/2018	90,000	89,986
1.718%, 06/24/2018	35,000	35,081
1.790%, 11/16/2018	50,000	50,164
4.950%, 03/03/2019	20,000	21,070
ConocoPhillips Co.
1.500%, 05/15/2018	30,000	29,974
EOG Resources, Inc.
5.625%, 06/01/2019	15,000	16,005
Exxon Mobil Corp.
1.305%, 03/06/2018	50,000	49,975
1.819%, 03/15/2019	100,000	100,422

Occidental Petroleum Corp.
1.500%, 02/15/2018	60,000	59,942
Statoil ASA
1.250%, 11/09/2017 (f)	30,000	29,979
6.700%, 01/15/2018 (f)	10,000	10,265
1.950%, 11/08/2018 (f)	10,000	10,035
5.250%, 04/15/2019 (f)	15,000	15,886
		533,769
Financial - 52.9%
American Express Bank FSB
6.000%, 09/13/2017	950,000	957,788
American Express Credit Corp.
1.661%, 11/05/2018 (a)	500,000	503,805
1.529%, 08/15/2019 (a)	3,118,000	3,135,199
2.250%, 08/15/2019	95,000	95,939
1.742%, 10/30/2019 (a)	1,000,000	1,006,172
Bank of America Corp.
1.700%, 08/25/2017	1,055,000	1,055,494
6.400%, 08/28/2017	50,000	50,357
5.750%, 12/01/2017	1,625,000	1,652,687
2.600%, 01/15/2019	2,000,000	2,019,648
2.650%, 04/01/2019	60,000	60,750
2.578%, 04/19/2021 (a)	3,500,000	3,608,202
2.336%, 10/21/2022 (a)	500,000	507,980
BB&T Corp.
1.802%, 04/01/2022 (a)	3,600,000	3,625,041
Berkshire Hathaway Finance Corp.
1.300%, 05/15/2018	8,000	7,992
5.400%, 05/15/2018	60,000	61,976
Berkshire Hathaway, Inc.
1.550%, 02/09/2018	100,000	100,104
BlackRock, Inc.
5.000%, 12/10/2019	75,000	80,561
Boston Properties LP
3.700%, 11/15/2018	15,000	15,317
Capital One Bank USA, N.A.
2.150%, 11/21/2018	1,000,000	1,001,689
Capital One Financial Corp.
2.171%, 03/09/2022 (a)	3,000,000	2,996,031
Capital One, N.A.
1.500%, 03/22/2018	1,000,000	998,351
2.056%, 08/17/2018 (a)	500,000	503,666
2.400%, 09/05/2019	515,000	517,118
2.320%, 01/30/2023 (a)	3,000,000	3,019,248
Citigroup, Inc.
2.500%, 09/26/2018	3,000,000	3,021,318
2.676%, 03/30/2021 (a)	550,000	562,726

2.225%, 08/02/2021 (a)	570,000	579,269
2.289%, 12/08/2021 (a)	5,000,000	5,050,670
Credit Suisse AG
1.729%, 01/29/2018 (a)(f)	3,900,000	3,911,825
1.750%, 01/29/2018 (f)	1,000,000	1,000,636
1.700%, 04/27/2018 (f)	1,000,000	1,000,060
1.717%, 04/27/2018 (a)(f)	1,000,000	1,003,975
Deutsche Bank AG
6.000%, 09/01/2017 (f)	709,000	713,707
HSBC USA, Inc.
1.500%, 11/13/2017	2,000,000	1,999,098
1.700%, 03/05/2018	1,000,000	1,000,303
1.651%, 08/07/2018 (a)	1,000,000	1,004,092
JPMorgan Chase & Co.
1.588%, 04/25/2018 (a)	830,000	832,870
Morgan Stanley
6.250%, 08/28/2017	4,000,000	4,027,988
2.318%, 04/25/2018 (a)	2,725,000	2,749,059
1.893%, 07/23/2019 (a)	1,000,000	1,007,354
1.982%, 02/14/2020 (a)	300,000	301,301
2.336%, 01/20/2022 (a)	400,000	404,208
National Rural Utilities Cooperative Finance Corp.
5.450%, 02/01/2018	50,000	51,096
Northern Trust Corp.
3.375%, 08/23/2021	25,000	26,073
Novartis Capital Corp.
1.800%, 02/14/2020	70,000	70,071
PNC Bank, N.A.
4.875%, 09/21/2017	2,500,000	2,517,275
State Street Corp.
1.350%, 05/15/2018	92,000	91,918
1.950%, 05/19/2021	25,000	24,722
SunTrust Banks, Inc.
2.350%, 11/01/2018	1,456,000	1,465,176
The Bank of New York Mellon Corp.
2.200%, 03/04/2019	59,000	59,418
4.600%, 01/15/2020	30,000	31,883
2.450%, 11/27/2020	35,000	35,355
The Bank of Nova Scotia
1.300%, 07/21/2017 (f)	325,000	325,000
1.450%, 04/25/2018 (f)	2,000,000	1,998,218
1.853%, 01/15/2019 (a)(f)	1,000,000	1,007,329
1.860%, 03/07/2022 (a)(f)	5,900,000	5,908,378
The Charles Schwab Corp.
2.200%, 07/25/2018	40,000	40,211
The Chubb Corp.
5.750%, 05/15/2018	35,000	36,263

The Goldman Sachs Group, Inc.
6.250%, 09/01/2017	950,000	957,067
6.150%, 04/01/2018	30,000	30,968
7.500%, 02/15/2019	2,130,000	2,311,376
2.300%, 12/13/2019	2,000,000	2,006,356
2.516%, 04/23/2021 (a)	1,000,000	1,019,534
2.209%, 11/15/2021 (a)	2,000,000	2,019,524
2.277%, 04/26/2022 (a)	1,141,000	1,150,299
The Travelers Companies, Inc.
3.900%, 11/01/2020	50,000	52,815
UBS AG
1.375%, 08/14/2017 (f)	2,000,000	2,000,030
1.697%, 03/26/2018 (a)(f)	2,750,000	2,762,705
US Bancorp
2.200%, 04/25/2019 (g)	75,000	75,646
US Bank, N.A.
1.350%, 01/26/2018 (g)	2,368,000	2,367,031
Wachovia Corp.
5.750%, 02/01/2018	440,000	450,350
Wells Fargo & Co.
5.625%, 12/11/2017	50,000	50,874
1.671%, 04/23/2018 (a)	127,000	127,568
1.719%, 01/30/2020 (a)	2,000,000	2,013,774
2.150%, 01/30/2020	200,000	200,803
2.033%, 07/22/2020 (a)	1,626,000	1,651,130
2.600%, 07/22/2020	90,000	91,301
2.558%, 03/04/2021 (a)	2,500,000	2,572,860
4.600%, 04/01/2021	60,000	64,705
2.100%, 07/26/2021	50,000	49,361
2.263%, 01/24/2023 (a)	2,000,000	2,022,482
		97,488,519
Industrial - 3.4%
Caterpillar Financial Services Corp.
1.500%, 02/23/2018	20,000	19,979
1.800%, 11/13/2018	25,000	25,057
2.100%, 06/09/2019	15,000	15,088
2.250%, 12/01/2019	20,000	20,215
Emerson Electric Co.
4.875%, 10/15/2019	45,000	47,898
General Dynamics Corp.
1.000%, 11/15/2017	2,030,000	2,027,891
General Electric Co.
5.625%, 05/01/2018	80,000	82,738
5.500%, 01/08/2020	20,000	21,791
4.000%, 12/29/2049, Callable 06/15/2022 at 100.0 (a)(b)	1,234,000	1,241,713
Illinois Tool Works, Inc.
1.950%, 03/01/2019	50,000	50,380

John Deere Capital Corp.
1.550%, 12/15/2017	40,000	40,030
1.600%, 07/13/2018	18,000	18,020
1.750%, 08/10/2018	20,000	20,047
1.579%, 01/08/2019 (a)	500,000	503,611
1.950%, 06/22/2020	75,000	75,229
Precision Castparts Corp.
1.250%, 01/15/2018	45,000	44,976
Stanley Black & Decker, Inc.
2.451%, 11/17/2018	1,000,000	1,010,104
The Boeing Co.
0.950%, 05/15/2018	50,000	49,810
United Parcel Service, Inc.
1.125%, 10/01/2017	30,000	29,983
United Technologies Corp.
1.778%, 05/04/2018 (a)(c)	1,000,000	1,001,509
		6,346,069
Information - 0.0%
The Walt Disney Co.
1.800%, 06/05/2020	30,000	29,946

Manufacturing - 0.3%
Apple, Inc.
1.900%, 02/07/2020	45,000	45,140
1.800%, 05/11/2020	50,000	50,011
Eli Lilly & Co.
2.350%, 05/15/2022	70,000	70,230
General Electric Co.
6.000%, 08/07/2019	50,000	54,357
Johnson & Johnson
2.250%, 03/03/2022	60,000	60,351
PepsiCo, Inc.
1.550%, 05/02/2019	50,000	49,998
Pfizer, Inc.
1.700%, 12/15/2019	50,000	50,100
QUALCOMM, Inc.
2.100%, 05/20/2020	50,000	50,248
The Coca-Cola Co.
2.200%, 05/25/2022	50,000	49,979
		480,414
Retail Trade - 0.0%
Costco Wholesale Corp.
2.150%, 05/18/2021	50,000	50,041

Technology - 2.5%
Apple, Inc.
1.000%, 05/03/2018	41,000	40,856
1.740%, 02/22/2019 (a)	1,000,000	1,012,860
1.550%, 02/07/2020	10,000	9,954
2.250%, 02/23/2021	13,000	13,092
1.550%, 08/04/2021	97,000	94,813
HP, Inc.
1.963%, 01/14/2019 (a)	1,500,000	1,506,705
2.750%, 01/14/2019	1,500,000	1,513,992
Intel Corp.
3.300%, 10/01/2021	50,000	52,308
Microsoft Corp.
1.000%, 05/01/2018	60,000	59,830
1.300%, 11/03/2018	34,000	33,932
4.200%, 06/01/2019	30,000	31,484
1.550%, 08/08/2021	45,000	44,051
Oracle Corp.
2.375%, 01/15/2019	15,000	15,176
5.000%, 07/08/2019	30,000	31,966
2.500%, 05/15/2022	130,000	131,306
		4,592,325
Transportation and Warehousing - 0.0%
United Parcel Service, Inc.
2.350%, 05/16/2022	50,000	50,266

Utilities - 0.4%
DTE Electric Co.
3.900%, 06/01/2021	55,000	58,018
Duke Energy Carolinas LLC
5.250%, 01/15/2018	35,000	35,680
4.300%, 06/15/2020	25,000	26,671
3.900%, 06/15/2021	25,000	26,553
Duke Energy Florida LLC
5.650%, 06/15/2018	25,000	25,961
Entergy Gulf States Louisiana LLC
3.950%, 10/01/2020	50,000	52,240
Florida Power & Light Co.
5.550%, 11/01/2017	35,000	35,463
Kansas City Power & Light Co.
7.150%, 04/01/2019	20,000	21,726
Kentucky Utilities Co.
3.250%, 11/01/2020	30,000	30,956
MidAmerican Energy Co.
5.300%, 03/15/2018	30,000	30,781

Northern States Power Co.
2.200%, 08/15/2020	30,000	30,087
PacifiCorp
5.650%, 07/15/2018	25,000	26,011
Public Service Co. of Colorado
3.200%, 11/15/2020	30,000	30,946
Public Service Electric & Gas Co.
1.800%, 06/01/2019	25,000	24,974
2.000%, 08/15/2019	75,000	75,101
San Diego Gas & Electric Co.
3.000%, 08/15/2021	30,000	30,876
Southern California Edison Co.
5.500%, 08/15/2018	45,000	46,914
3.875%, 06/01/2021	40,000	42,319
Wisconsin Electric Power Co.
1.700%, 06/15/2018	25,000	25,029
Wisconsin Power & Light Co.
5.000%, 07/15/2019	25,000	26,478
		702,784
TOTAL CORPORATE BONDS AND NOTES (Cost $126,928,984)		127,301,152

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9%
Federal Home Loan Mortgage Corporation REMICS - 0.4%
Series 2542, Class ES
5.000%, 12/15/2017	1,553	1,572
Series 2564, Class HJ
5.000%, 02/15/2018	1,349	1,367
Series 2617, Class GR
4.500%, 05/15/2018	3,758	3,787
Series 2611, Class UH
4.500%, 05/15/2018	3,316	3,344
Series 2617, Class TK
4.500%, 05/15/2018	6,689	6,749
Series 2627, Class MC
4.500%, 06/15/2018	7,020	7,082
Series 2649, Class KA
4.500%, 07/15/2018	5,048	5,091
Series 2693, Class PE
4.500%, 10/15/2018	6,985	7,144
Series 2746, Class EG
4.500%, 02/15/2019	8,167	8,353
Series 2814, Class GB
5.000%, 06/15/2019	1,928	1,945
Series 2989, Class TG
5.000%, 06/15/2025	32,885	35,390
Series 3002, Class YD
4.500%, 07/15/2025	13,485	14,422

Series 3917, Class AB
1.750%, 07/15/2026	158,322	157,649
Series 2526, Class FI
1.767%, 02/15/2032 (a)	64,904	66,452
Series 2881, Class AE
5.000%, 08/15/2034	10,590	11,090
Series 2933, Class HD
5.500%, 02/15/2035	19,091	20,935
Series 4305, Class KA
3.000%, 03/15/2038	67,515	68,391
Series 3843, Class GH
3.750%, 10/15/2039	46,801	48,588
Series 3786, Class NA
4.500%, 07/15/2040	86,639	92,215
Series 4305, Class A
3.500%, 06/15/2048	107,067	110,780
		672,346
Federal National Mortgage Association REMICS - 0.3%
Series 2003-92, Class PE
4.500%, 09/25/2018	6,209	6,366
Series 2005-40, Class YG
5.000%, 05/25/2025	28,645	30,513
Series 2011-122, Class A
3.000%, 12/25/2025	56,611	57,430
Series 2007-27, Class MQ
5.500%, 04/25/2027	8,280	9,173
Series 2005-48, Class AR
5.500%, 02/25/2035	14,645	15,180
Series 2005-62, Class CQ
4.750%, 07/25/2035	6,729	6,976
Series 2005-64, Class PL
5.500%, 07/25/2035	45,672	50,449
Series 2005-68, Class PG
5.500%, 08/25/2035	32,878	36,388
Series 2005-83A, Class LA
5.500%, 10/25/2035	18,678	20,710
Series 2006-57, Class AD
5.750%, 06/25/2036	87,781	93,511
Series 2014-23, Class PA
3.500%, 08/25/2036	103,621	107,346
Series 2007-39, Class NA
4.250%, 01/25/2037	3,643	3,685
Series 2013-83, Class CA
3.500%, 10/25/2037	82,919	85,664
Series 2009-47, Class PA
4.500%, 07/25/2039	9,161	9,486

Series 2011-113, Class NE
4.000%, 03/25/2040	27,631	27,947
		560,824
Government National Mortgage Association - 0.2%
Series 2013-88, Class WA
5.019%, 06/20/2030 (a)	121,410	129,544
Series 2002-22, Class GF
6.500%, 03/20/2032	37,923	44,143
Series 2002-51, Class D
6.000%, 07/20/2032	43,579	48,517
Series 2008-50, Class NA
5.500%, 03/16/2037	8,197	8,461
Series 2007-11, Class PE
5.500%, 03/20/2037	22,936	25,841
Series 2013-113, Class UB
3.000%, 11/20/2038	62,987	63,784
		320,290
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,539,519)		1,553,460

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.1%
Federal Home Loan Bank - 1.0%
0.875%, 03/19/2018	400,000	399,006
1.250%, 06/08/2018	340,000	339,902
2.000%, 09/14/2018	75,000	75,567
1.750%, 12/14/2018	595,000	598,308
1.250%, 01/16/2019	200,000	199,629
1.000%, 09/26/2019	300,000	297,064
		1,909,476
Federal Home Loan Mortgage Corp. - 0.4%
0.875%, 10/12/2018	125,000	124,257
1.500%, 01/17/2020	355,000	354,549
5.500%, 04/01/2021, Gold Pool #G11941	19,574	20,483
5.500%, 11/01/2021, Gold Pool #G12454	9,842	10,384
5.500%, 04/01/2023, Gold Pool #G13145	19,519	20,764
4.000%, 02/01/2026, Gold Pool #J14494	50,704	53,242
4.000%, 06/01/2026, Gold Pool #J15974	16,117	16,858
4.500%, 06/01/2029, Gold Pool #C91251	15,441	16,539
4.500%, 12/01/2029, Gold Pool #C91281	30,380	32,559
4.500%, 04/01/2030, Gold Pool #C91295	16,012	17,159
		666,794

Federal National Mortgage Association - 0.7%
1.125%, 07/20/2018	390,000	389,238
1.375%, 10/07/2021	210,000	206,324
2.000%, 01/05/2022	400,000	401,560
6.000%, 09/01/2019, Pool #735439	667	683
5.500%, 06/01/2020, Pool #888601	2,123	2,170
5.000%, 05/01/2023, Pool #254762	12,685	13,853
5.500%, 01/01/2024, Pool #AD0471	10,281	10,846
5.000%, 12/01/2025, Pool #256045	25,995	28,389
5.500%, 05/01/2028, Pool #257204	21,573	23,892
4.000%, 08/01/2029, Pool #MA0142	26,257	27,795
5.500%, 04/01/2037, Pool #AD0249	30,898	34,587
7.000%, 04/01/2037, Pool #888366	8,240	9,621
5.000%, 10/01/2039, Pool #AC3237	63,765	70,445
		1,219,403
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $3,791,968)		3,795,673

U.S. TREASURY OBLIGATIONS - 21.3%
U.S. Treasury Notes - 21.3%
0.750%, 10/31/2017	1,205,000	1,203,662
0.625%, 11/30/2017	1,100,000	1,097,776
0.750%, 12/31/2017	2,000,000	1,996,086
0.750%, 01/31/2018	490,000	488,819
0.875%, 01/31/2018	920,000	918,442
0.750%, 02/28/2018	450,000	448,629
0.625%, 04/30/2018	2,140,000	2,128,806
1.000%, 05/31/2018	1,115,000	1,112,235
0.875%, 07/15/2018	505,000	502,899
1.375%, 07/31/2018	1,200,000	1,201,055
2.250%, 07/31/2018	180,000	181,849
1.500%, 08/31/2018	430,000	430,882
1.250%, 10/31/2018	1,915,000	1,913,018
1.250%, 11/30/2018	700,000	699,207
1.500%, 12/31/2018	460,000	461,078
1.250%, 01/31/2019	1,585,000	1,582,461
1.500%, 01/31/2019	1,150,000	1,152,561
1.375%, 02/28/2019	380,000	380,089
1.500%, 02/28/2019	355,000	355,791
1.625%, 03/31/2019	740,000	743,454
1.625%, 04/30/2019	1,695,000	1,702,614
0.875%, 05/15/2019	180,000	178,365
1.500%, 05/31/2019	1,395,000	1,398,270
1.000%, 06/30/2019	380,000	377,194
1.625%, 06/30/2019	650,000	653,060
0.875%, 07/31/2019	755,000	747,140
1.625%, 07/31/2019	180,000	180,858
1.000%, 08/31/2019	815,000	808,059

1.000%, 09/30/2019	740,000	733,207
1.750%, 09/30/2019	300,000	302,227
1.500%, 10/31/2019	200,000	200,281
1.500%, 11/30/2019	410,000	410,440
1.125%, 12/31/2019	640,000	634,762
1.625%, 12/31/2019	220,000	220,838
1.250%, 01/31/2020	850,000	844,903
1.375%, 01/31/2020	250,000	249,355
1.375%, 02/29/2020	380,000	378,716
1.125%, 03/31/2020	300,000	296,912
1.375%, 04/30/2020	2,020,000	2,011,122
1.500%, 05/31/2020	1,460,000	1,457,975
1.625%, 06/30/2020	220,000	220,404
1.875%, 06/30/2020	200,000	201,883
1.625%, 07/31/2020	1,430,000	1,431,872
2.000%, 07/31/2020	310,000	313,875
1.375%, 08/31/2020	830,000	824,212
1.375%, 09/30/2020	605,000	600,569
1.750%, 10/31/2020	250,000	251,069
1.625%, 11/30/2020	150,000	149,915
2.000%, 11/30/2020	390,000	394,601
1.750%, 12/31/2020	200,000	200,582
1.375%, 01/31/2021	590,000	583,858
2.125%, 01/31/2021	345,000	350,303
1.250%, 03/31/2021	350,000	344,224
1.375%, 05/31/2021	180,000	177,521
2.250%, 07/31/2021	260,000	264,977
2.000%, 10/31/2021	150,000	151,213
TOTAL U.S. TREASURY OBLIGATIONS (Cost $39,364,853)		39,246,175
	Shares
SHORT-TERM INVESTMENTS - 6.4%
MONEY MARKET FUNDS - 6.4%
Fidelity Government Portfolio - Class I, 0.81% (d)	11,875,950	11,875,950
TOTAL SHORT-TERM INVESTMENTS (Cost $11,875,950)		11,875,950
TOTAL INVESTMENTS (Cost $183,501,274) - 99.7%		183,772,410
Other Assets in Excess of Liabilities - 0.3%		642,452
TOTAL NET ASSETS - 100.0%		$184,414,862

Percentages are stated as a percent of net assets.
	PLC - Public Limited Company
	REMICS - Real Estate Mortgage Investment Conduits
(a)	Variable or Floating Rate Security. The rate shown represents the rate at June 30, 2017.
(b)	Security is a perpetual bond and has no definite maturity date.
(c)	Multi-Step Coupon. Rate disclosed is as of June 30, 2017.
(d)	The rate shown represents the fund's 7-day yield as of June 30, 2017.
(e)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2017, the market value of these securities total $2,999,182 which represents 1.6% of total net assets.

(f)	U.S. traded security of a foreign issuer or corporation.
(g)	Investment in affiliated security. Quasar Distributors, LLC, which serves as the Fund's distributor, is a
	subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the three months
	ended June 30, 2017 were as follows:
	Issuer	U.S. Bancorp[1]	U.S. Bank, N.A.[2]
	Market Value at 3/31/17	$75,615	$2,365,409
	Purchases	$0	$0
	Sales	$0	$0
	Amortization	($136)	($70)
	Change in Unrealized Appreciation (Depreciation)	$167	$1,692
	Net Realized Gains (Losses)	$0	$0
	Market Value at 6/30/17	$75,646	$2,367,031
	Interest Income	$411	$8,036

1	Par values were $75,000 and $75,000 at 3/31/17 and 6/30/17, respectively.
2	Par values were $2,368,000 and $2,368,000 at 3/31/17 and 6/30/17, respectively.

Federal Income Tax Information
The cost basis of investments for federal income tax purposes at June 30, 2017 (Unaudited) was as follows:

Pemberwick
Fund*
Cost of investments	$183,501,274
Gross unrealized appreciation	493,242
Gross unrealized depreciation	(222,106)
Net unrealized appreciation	$271,136

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at June 30, 2017 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.
Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds are generally valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they would be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities – Short-term debt securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of Manager Directed Portfolios (the "Trust")
which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund's administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of June 30, 2017:

	Level 1	Level 2	Level 3	Total

Corporate Bonds and Notes	$-	$127,301,152	$-	$127,301,152
Collateralized Mortgage Obligations	-	1,553,460	-	1,553,460
U.S. Government Agency Obligations	-	3,795,673	-	3,795,673
U.S. Treasury Obligations	-	39,246,175	-	39,246,175
Short-Term Investments	11,875,950	-	-	11,875,950
Total Investments in Securities	$11,875,950	$171,896,460	$-	$183,772,410

Refer to the Fund's Schedule of Investments for a detailed breakout of securities by industry classification. Transfers between Levels are recognized at the end of the reporting period. The Fund recognized no transfers beween Levels. There were no Level 3 securities held in the Fund on June 30, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*/s/ Douglas J. Neilson
                                             Douglas J. Neilson, President

Date                                                  8/22/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas J. Neilson
                                             Douglas J. Neilson, President

Date                                                  8/22/2017

By (Signature and Title)* /s/ Matthew J. McVoy
                                              Matthew J. McVoy, Treasurer

Date                                                  8/22/2017

* Print the name and title of each signing officer under his or her signature.